Revenue from contract with customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 341,330	$ 308,864
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	308,279	304,602
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,051	4,262
Mobile | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	230,342	232,485
Web | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77,937	72,117
Over the time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	307,608	304,094
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	671	508
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269,481	267,721
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269,481	267,721
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 38,798	$ 36,881